SCHEDULE OF INCOME (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss from continuing operations	$ (15,669,093)	$ (18,169,070)	$ (11,434,632)
Net income (loss) from discontinued operations			5,481,757
Net loss	$ (15,669,093)	$ (18,169,070)	$ (5,952,875)
Weighted average number of common shares outstanding	34,545,752	29,169,653	28,821,638
Weighted average number of common shares outstanding - diluted	34,545,752	29,169,653	28,821,638
Basic and diluted loss per share, continuing operations	$ (0.45)	$ (0.62)	$ (0.40)
Basic and diluted income per share, discontinued operations			0.19
Basic and diluted loss per share	$ (0.45)	$ (0.62)	$ (0.21)